Other assets (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other assets
Credit and debit card operating balances	$ 2,337	$ 2,577
Insurance commission receivables	1,672	1,278
Prepaid expenses	974	695
Other miscellaneous assets	10,776	6,623
Other assets, total	$ 15,759	$ 11,173